Lease Obligations (Details Narrative)			6 Months Ended	12 Months Ended
	Apr. 18, 2020 USD ($) ft²	Jun. 16, 2016 USD ($)	Jun. 30, 2023	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	May 03, 2023 a	Apr. 08, 2022 USD ($)	Jan. 01, 2019 USD ($)
Lessee, Lease, Description [Line Items]
Lessee, Operating Lease, Description			July 2023 through June 2024
Area of land | a						3,157
Creek Road Miners Inc [Member]
Lessee, Lease, Description [Line Items]
Operating lease, right-of-use asset					$ 127,335
Office Lease Obligation [Member] | Creek Road Miners Inc [Member]
Lessee, Lease, Description [Line Items]
Lessee, Operating Lease, Description		The term of the Sublease is for 5 years and 3 months beginning on July 1, 2016, with monthly payments of approximately $8,000
Operating lease, payments		$ 8,000		0	83,054
Operating lease, right-of-use asset				0	0			$ 252,980
Operating lease, weighted average discount rate, percent								12.00%
Operating lease, liability				0	0
Operating lease, right-of-use asset, amortization expense				0	85,035
Warehouse Lease Obligation [Member] | Creek Road Miners Inc [Member]
Lessee, Lease, Description [Line Items]
Operating lease, payments	$ 3,900			31,920	47,424
Operating lease, right-of-use asset	$ 173,938			0	127,335
Operating lease, weighted average discount rate, percent	12.00%
Operating lease, liability	$ 173,938			0	135,094
Operating lease, right-of-use asset, amortization expense				$ 7,759	$ 72,331
Area of land | ft²	3,200
Rent percentage	2.00%
Lessee, operating lease, term	5 years
Lease expiration date	May 01, 2025
Payment for termination of lease							$ 20,000